CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2021
CASH AND BANK BALANCES
CASH AND BANK BALANCES

17.        CASH AND BANK BALANCES

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Cash on hand	1,709	8
Cash at banks	26,171	12,336
Cash and bank balances	27,880	12,344

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Renminbi	4,594	1,067
Hong Kong dollars	74	77
US dollars	23,212	11,200
	27,880	12,344

Bank balances denominated in Renminbi are deposited with banks in the PRC and are not freely convertible to foreign currencies. The conversion of these RMB denominated balances into foreign currencies is subject to the foreign exchange control rules and regulations promulgated by the PRC Government.

Bank balances denominated in US dollars are mainly held in bank accounts in Hong Kong and the United States of America.

Cash at banks and bank deposits comprise cash held by the Company and short-term bank deposits with an original maturity of three months or less. The deposits carry interest at prevailing market rates.

As of December 31, 2021, the Company has restricted cash of nil (2020: nil), of which nil (2020: nil) was used as collateral for the Company’s bank borrowings, and nil was used as collateral for the Company’s financial derivatives (2020: nil). They were temporarily not available for general use by the Company.